Share-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation [Text Block]

26. Share-based compensation

(a) Cash-settled share-based compensation:

Hudbay has three cash-settled share-based compensation plans, as described below.

Deferred Share Units (DSU)

At December 31, 2025, the carrying amount and the intrinsic value of the outstanding liability related to the DSU plan was $21.5 million (December 31, 2024 - $12.3 million) (note 21). The following table outlines information related to DSUs granted, expenses recognized and payments made during the year.

	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units, beginning of year	1,519,500	1,571,160
Number of units granted during the year	91,613	143,527
Credits for dividends	1,896	-
Number of units released/paid	(534,133)	(195,187)
Number of units, end of year	1,078,876	1,519,500
Weighted average price (C$/unit)	$13.28	$10.05
Expenses recognized during the year[1] (notes 6c, 6d)	$13.9	$6.3
Payments made during the year (note 21)	$5.4	$1.6

[1] This expense relates to the grant of DSUs, as well as mark-to-market adjustments, and is presented within selling and administrative expenses on the consolidated statements of income.

Restricted Share Units (RSU)

RSUs granted under the LTEP Plan may be settled in the form of Hudbay common shares or, at the option of the Company, the cash equivalent based on the market price of the common shares as of the vesting date. RSUs may also be granted under Hudbay's Share Unit Plan; however, the RSUs granted under the Share Unit Plan may only be settled in cash. Hudbay has historically settled all RSUs in cash. The Company has determined that the appropriate accounting treatment is to classify the RSUs as cash settled transactions.

At December 31, 2025, the carrying amount of the outstanding liability related to the RSU plan was $26.1 million (December 31, 2024 - $9.6 million) (note 21). The following table outlines information related to RSUs granted, expenses recognized and payments made in the year.

	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units, beginning of year	2,223,237	1,787,728
Number of units granted during the year	691,843	984,758
Credits for dividends	2,714	4,618
Number of units forfeited during the year	(155,864)	(158,125)
Number of units released/paid	(889,851)	(395,742)
Number of units, end of year	1,872,079	2,223,237
Weighted average price - granted (C$/unit)	$12.03	$7.56
Expenses recognized during the year[1] (note 6c, 6d)	$20.3	$6.7
Payments made during the year (note 21)	$6.3	$2.2

[1] This net expense reflects recognition of RSU expense over the service period, as well as mark-to-market adjustments, and is presented mainly within cost of sales and selling and administrative expenses. Certain amounts related to the Arizona segment are capitalized.

Performance Share Units (PSU)

PSUs granted under the LTEP Plan may be settled in the form of Hudbay common shares or, at the option of the Company, the cash equivalent based on the market price of the common shares as of the vesting date. Hudbay has historically settled similar share-based compensation units in cash. The Company has determined that the appropriate accounting treatment is to classify the PSUs as cash settled transactions. The PSUs contain a performance based multiplier element which will be computed upon vesting.

At December 31, 2025, the carrying amount of the outstanding liability related to PSU plan was $26.9 million (December 31, 2024 - $5.5 million) (note 21). The following table outlines information related to PSUs granted, expenses recognized and payments made in the year.

	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units, beginning of year	1,446,197	1,172,803
Number of units granted during the year	426,775	600,572
Number of units added by performance factor	183,152	-
Credits for dividends	2,142	2,997
Number of units forfeited during the year	(72,299)	(169,436)
Number of units released/paid	(490,455)	(160,739)
Number of units, end of year	1,495,512	1,446,197
Weighted average price - granted (C$/unit)	$12.05	$7.35
Expense recognized during the year (note 6c)	$24.6	$4.2
Payments made during the year (note 21)	$3.5	$0.9

(b) Equity-settled share-based compensation

Stock Options

The Company's stock option plan was approved in June 2005 and amended in May 2008 (the "Plan"). Under the amended Plan, the Company may grant to employees, officers, directors or consultants of the Company or its affiliates options to purchase up to a maximum of 13 million common shares of Hudbay. The Company has determined that the appropriate accounting treatment is to classify the stock options as equity settled transactions.

During the year ended December 31, 2025, the Company granted 828,720 stock options (year ended December 31, 2024 - 902,874).

The following table outlines the changes in the number of stock options outstanding:

	Year ended		Year ended
	Dec. 31, 2025		Dec. 31, 2024
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	2,484,107	$7.42	2,182,970	$7.23
Number of units granted during the year	828,720	$10.81	902,874	$7.50
Exercised	(478,755)	$7.69	(482,029)	$6.56
Forfeited	(114,892)	$9.01	(106,850)	$7.62
Expired	(8,766)	$8.31	(12,858)	$10.03
Balance, end of year	2,710,414	$8.34	2,484,107	$7.42

The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation of these options:

For options granted during the year ended	Dec. 31, 2025	Dec. 31, 2024
Weighted average share price at grant date (CAD)	$10.81	$7.50
Risk-free rate	3.07%	3.49%
Expected dividend yield	0.2%	0.3%
Expected stock price volatility (based on historical volatility)	45.3%	51.4%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$5.39	$4.11

The following table outlines stock options outstanding and exercisable:

Dec. 31, 2025
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $5.26	292,198	1.15	$3.76	290,732	$3.76
$5.27 - $7.13	503,099	4.16	$6.75	273,014	$6.75
$7.14 - $8.71	687,508	5.15	$7.50	164,283	$7.50
$8.72 - $10.60	459,772	2.73	$10.13	458,500	$10.13
$10.61 - $13.50	767,837	6.12	$10.81	-	$-

Dec. 31, 2024
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $5.26	361,658	2.15	$3.76	361,658	$3.76
$5.27 - $6.90	631,984	5.16	$6.75	152,408	$6.75
$6.91 - $8.71	866,543	6.15	$7.50	-	$-
$8.72 - $10.17	365,988	4.16	$9.92	223,287	$9.92
$10.18 - $10.42	257,934	3.15	$10.42	257,934	$10.42

Hudbay estimates expected life of options and expected volatility based on historical data, which may differ from actual outcomes.

Warrants

The following table outlines the changes in the number of Hudbay warrants outstanding:

	Year ended		Year ended
	Dec. 31, 2025		Dec. 31, 2024
	Number of shares subject to warrants	Weighted- average exercise price C$	Number of shares subject to warrants	Weighted average exercise price C$
Balance, beginning of year	70,708	$7.38	457,617	$7.38
Warrants granted	-	$-	-	$-
Exercised	(70,708)	$7.38	(386,909)	$7.38
Expired	-	$-	-	$-
Balance, end of year	-	$-	70,708	$7.38